Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — 98.1%
Banks — 9 .5%
92,591 ANZ Group Holdings Ltd. ....... $ 1,816,960
2,289,417 Banco Bilbao Vizcaya Argentaria SA . 38,183,511
13,665,123 Banco Bradesco SA - Preference Shares 37,826,148
248,493,669 Banco de Chile ................ 34,230,762
1,263,724 Banco Santander SA ............ 10,856,389
86,769,049 Bank Central Asia Tbk PT ........ 43,488,266
2,989,710 Bank of America Corp. .......... 141,323,592
56,900 Bank of Montreal .............. 6,280,518
89,119 Bank of Nova Scotia (The) ........ 4,958,273
10,947,522 Barclays Plc ................... 53,511,708
391,606 BNP Paribas SA ............... 35,705,962
242,000 CaixaBank SA ................. 2,276,811
152,500 Canadian Imperial Bank of Commerce 10,899,304
131,180 Capitec Bank Holdings Ltd. ....... 25,429,043
1,731,296 Citigroup, Inc. ................ 162,222,435
2,046 Citizens Financial Group, Inc. ..... 97,635
3,219,254 Commerzbank AG ............. 117,392,885
71,700 Credit Agricole SA .............. 1,319,605
221,600 DBS Group Holdings Ltd. ........ 8,133,715
1,264,436 DNB Bank ASA ............... 31,989,912
1,666 Fifth Third Bancorp ............. 69,256
34 First Citizens BancShares, Inc. - Class
A ...................... 67,822
10,062,567 HDFC Bank Ltd. .............. 230,918,927
5,115,813 HSBC Holdings Plc ............ 62,325,809
7,387,140 ING Groep NV ................ 172,160,593
1,081,800 Intesa Sanpaolo SpA ............ 6,518,134
90,203 Japan Post Bank Co. Ltd. ......... 1,006,782
1,914,353 JP Morgan Chase & Co. ......... 567,107,933
16,350 KBC Group NV ............... 1,705,371
3,794,576 Lloyds Banking Group Plc ........ 3,891,139
16,296,591 Mitsubishi UFJ Financial Group, Inc. 224,612,143
325,462 Mizuho Financial Group, Inc. ..... 9,546,341
21,100 National Bank of Canada ......... 2,194,820
4,838,193 NatWest Group Plc ............. 33,584,720
256,000 Nordea Bank Abp .............. 3,735,498
266,600 Oversea-Chinese Banking Corp. Ltd. 3,454,914
695 PNC Financial Services Group, Inc.
(The) .................... 132,238
17,981,567 Public Bank Bhd ............... 17,709,478
2,583 Regions Financial Corp. .......... 65,427
67,279 Royal Bank of Canada ........... 8,632,746
2,869,456 Skandinaviska Enskilda Banken AB -
Class A .................. 50,194,070
71,000 Standard Chartered Plc .......... 1,272,815
517,945 Sumitomo Mitsui Financial Group,
Inc. ..................... 13,065,997
118,300 Svenska Handelsbanken AB - Class A 1,441,412
1,077,307 Swedbank AB - Class A .......... 28,686,585
578,748 Toronto-Dominion Bank (The) .... 42,153,037
1,196,458 Truist Financial Corp. ........... 52,297,179
514,101 UniCredit SpA ................ 37,824,387
Shares Value
Banks (continued)
1,840,976 United Overseas Bank Ltd. ....... $ 51,147,352
4,160 US Bancorp .................. 187,034
4,725 Wells Fargo & Co. .............. 380,977
208,600 Westpac Banking Corp. .......... 4,503,703
2,400,538,073
Communication Services — 9 .0%
396,203 Alphabet, Inc. - Class A .......... 76,031,356
3,783,532 Alphabet, Inc. - Class C .......... 729,691,982
8,465 AT&T, Inc. ................... 232,026
266 Charter Communications, Inc. - Class
A (a) .................... 71,650
1,467,892 Comcast Corp. - Class A ......... 48,778,051
175,795 CTS Eventim AG & Co. KGaA .... 19,851,555
5,804,824 Deutsche Telekom AG ........... 208,195,367
652 Electronic Arts, Inc. ............. 99,423
514,121 Info Edge India Ltd. ............ 8,118,506
591,240 KDDI Corp. .................. 9,703,204
9,031,572 LY Corp. ..................... 33,011,895
2,265 Match Group, Inc. .............. 77,622
781,692 Meta Platforms, Inc. - Class A ..... 604,591,860
1,755,110 NetEase, Inc. .................. 45,882,533
89,350 Netflix, Inc. (a) ................. 103,592,390
2,566 News Corp. - Class A ............ 75,235
188,382 Nintendo Co. Ltd. .............. 15,744,770
5,578,143 NTT, Inc. .................... 5,633,152
2,126,507 Orange SA ................... 32,346,470
1,329,404 Quebecor, Inc. - Class B ......... 37,399,082
3,350,345 Rightmove Plc ................. 36,155,235
820,900 Singapore Telecommunications Ltd. . 2,446,403
1,862 Sirius XM Holdings, Inc. ......... 39,325
4,249,017 SoftBank Corp. ................ 6,139,138
76,949 SoftBank Group Corp. ........... 5,875,745
102,101 Spotify Technology SA (a) ......... 63,970,361
41,695 Swisscom AG ................. 28,971,137
360,300 Telefonica SA ................. 1,859,436
583,700 Telstra Group Ltd. .............. 1,860,299
2,979,874 TELUS Corp. ................. 48,001,435
1,096 T-Mobile US, Inc. .............. 261,297
2,418,924 Verizon Communications, Inc. ..... 103,433,190
2,754,100 Vodafone Group Plc ............ 2,985,990
2,281,127,120
Consumer Discretionary — 9 .9%
6,442,055 Alibaba Group Holding Ltd. ...... 96,854,872
48,573 Amadeus IT Group SA .......... 3,900,113
3,492,754 Amazon.com, Inc. (a) ............ 817,688,639
25,700 Aristocrat Leisure Ltd. ........... 1,150,767
34 AutoZone, Inc. (a) .............. 128,125
4,935,042 B&M European Value Retail SA ... 14,587,354
64,321 Bandai Namco Holdings, Inc. ..... 2,079,943
31,996 Booking Holdings, Inc. .......... 176,107,904
1,472 BorgWarner, Inc. ............... 54,170
807,896 Bridgestone Corp. .............. 32,679,554

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Consumer Discretionary (continued)
251,704 Canadian Tire Corp. Ltd. - Class A . $ 33,711,914
1,615 Chipotle Mexican Grill, Inc. (a) .... 69,251
39,900 Cie Financiere Richemont SA - Class
A ...................... 6,514,725
53,619 Compass Group Plc ............. 1,884,144
320,281 Denso Corp. .................. 4,345,389
344,914 Dollarama, Inc. ................ 47,141,898
114 Domino's Pizza, Inc. ............ 52,806
314,248 DoorDash, Inc. - Class A (a) ....... 78,640,562
363 DR Horton, Inc. ............... 51,851
1,581 eBay, Inc. .................... 145,057
1,261 Etsy, Inc. (a) ................... 73,478
410 Expedia Group, Inc. ............ 73,890
35,925 Fast Retailing Co. Ltd. ........... 10,958,193
5,000 Ferrari NV ................... 2,192,539
261,190 Flutter Entertainment Plc (a) ...... 78,947,289
1,635 General Motors Co. ............. 87,211
511,867 Genuine Parts Co. .............. 65,969,419
129,700 H & M Hennes & Mauritz AB - Class
B ....................... 1,747,273
9,117,112 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 24,080,372
3,064 Hermes International SCA ........ 7,492,981
499 Hilton Worldwide Holdings, Inc. ... 133,772
323,000 Home Depot, Inc. (The) ......... 118,705,730
751,339 Honda Motor Co. Ltd. .......... 7,778,541
107,573 Industria de Diseno Textil SA ...... 5,138,448
48,184 Isuzu Motors Ltd. .............. 617,527
739 Lowe's Cos., Inc. ............... 165,218
325 Lululemon Athletica, Inc. (a) ...... 65,172
24,414 LVMH Moet Hennessy Louis Vuitton
SE ...................... 13,105,730
961,428 Mahindra & Mahindra Ltd. ....... 35,023,480
295,491 McDonald's Corp. .............. 88,667,984
2,804,928 Meituan - B Shares (a) (b) (c) ....... 43,273,163
38,763 MercadoLibre, Inc. (a) ........... 92,019,098
677 Mohawk Industries, Inc. (a) ....... 77,523
2,469 NIKE, Inc. - Class B ............ 184,410
12 NVR, Inc. (a) .................. 90,594
560,603 On Holding AG - Class A (a) ...... 27,228,488
1,474,147 O'Reilly Automotive, Inc. (a) ...... 144,938,133
99,975 Oriental Land Co. Ltd. .......... 2,058,537
762,403 Panasonic Holdings Corp. ........ 7,211,814
232,677 Pandora A/S .................. 38,413,966
158 Pool Corp. ................... 48,686
45,600 Prosus NV ................... 2,604,937
459 PulteGroup, Inc. ............... 51,830
353 Ralph Lauren Corp. ............. 105,459
597 Ross Stores, Inc. ............... 81,514
324,021 Royal Caribbean Cruises Ltd. ...... 102,996,555
134,142 Sekisui House Ltd. ............. 2,813,873
2,370,962 Sony Group Corp. .............. 57,029,500
1,363 Starbucks Corp. ................ 121,525
Shares Value
Consumer Discretionary (continued)
1,367,695 Subaru Corp. ................. $ 25,159,874
23,453 Sumitomo Electric Industries Ltd. .. 581,979
378,912 Suzuki Motor Corp. ............ 4,163,324
1,314 Tapestry, Inc. .................. 141,951
2,196 Tesla, Inc. (a) .................. 676,961
1,417,231 Titan Co. Ltd. ................. 53,948,912
1,283 TJX Cos., Inc. (The) ............ 159,772
990,140 Toyota Motor Corp. ............ 17,612,223
1,878,989 Wesfarmers Ltd. ............... 102,779,850
546 Yum! Brands, Inc. .............. 78,706
2,505,466,442
Consumer Staples — 6 .4%
113,355 Aeon Co. Ltd. ................. 3,620,883
191,821 Ajinomoto Co., Inc. ............ 5,074,901
67,592 Alimentation Couche-Tard, Inc. .... 3,512,286
1,194 Altria Group, Inc. .............. 73,956
45,200 Anheuser-Busch InBev SA ........ 2,598,669
345,008 Asahi Group Holdings Ltd. ....... 4,376,799
4,624,483 AVI Ltd. ..................... 23,846,600
971,750 BJ's Wholesale Club Holdings, Inc. (a) 102,908,325
67,000 British American Tobacco Plc ...... 3,589,683
598,555 Clicks Group Ltd. .............. 12,537,031
923,901 Coca-Cola Co. (The) ............ 62,723,639
958,544 Coca-Cola Europacific Partners Plc . 92,902,084
1,319 Colgate-Palmolive Co. ........... 110,598
2,374 Conagra Brands, Inc. ............ 43,349
223,687 Costco Wholesale Corp. ......... 210,185,253
382,775 Danone SA ................... 31,325,126
174,300 Diageo Plc ................... 4,224,607
5,686,281 Fomento Economico Mexicano SAB
de CV - Units ............. 51,407,115
7,049,487 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 37,420,261
2,518,800 Foshan Haitian Flavouring & Food
Co. Ltd. - H Shares (a) ....... 10,973,625
2,544 General Mills, Inc. .............. 124,605
122,470 Hershey Co. (The) .............. 22,795,341
106,300 Imperial Brands Plc ............. 4,143,509
173,514 Japan Tobacco, Inc. ............. 4,955,496
898,952 Jeronimo Martins SGPS SA ....... 21,914,359
80,980 Kao Corp. .................... 3,643,815
2,081,265 Kenvue, Inc. .................. 44,622,322
1,255 Kimberly-Clark Corp. ........... 156,398
912,290 Koninklijke Ahold Delhaize NV .... 36,032,220
464 Lamb Weston Holdings, Inc. ...... 26,480
2,197,600 Lion Corp. ................... 21,410,705
168,286 L'Oreal SA ................... 74,463,788
4,606,374 Marico Ltd. ................... 37,217,604
1,163 Molson Coors Beverage Co. - Class B 56,661
1,633 Mondelez International, Inc. - Class A 105,639
674 Monster Beverage Corp. (a) ........ 39,597
17,725,522 Natura Cosmeticos SA (a) ......... 28,742,978

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Consumer Staples (continued)
125,969 Nestle SA .................... $ 11,006,803
2,507,370 Orkla ASA ................... 26,367,595
198,431 PepsiCo, Inc. .................. 27,367,604
806,059 Philip Morris International, Inc. .... 132,233,979
424,640 Procter & Gamble Co. (The) ...... 63,895,581
9,647,700 Raia Drogasil SA ............... 23,259,717
526,187 Reckitt Benckiser Group Plc ...... 39,435,502
866 Target Corp. .................. 87,033
358,000 Tesco Plc ..................... 2,011,395
2,628 The Campbell's Company ........ 83,886
2,641,920 Unicharm Corp. ............... 18,274,552
1,863,921 Unilever Plc .................. 108,145,568
26,450,873 Uni-President Enterprises Corp. .... 69,810,816
1,239,287 Walmart, Inc. ................. 121,425,340
97,326 Woolworths Group Ltd. .......... 1,964,827
1,609,276,505
Energy — 2 .5%
67,295 Aker BP ASA .................. 1,618,891
954,976 BP Plc ....................... 5,118,942
71,046 Canadian Natural Resources Ltd. ... 2,248,901
304 Cheniere Energy, Inc. ........... 71,708
1,829,379 Chevron Corp. ................ 277,407,032
1,878 ConocoPhillips ................ 179,049
1,970 Coterra Energy, Inc. ............. 48,048
1,666 Devon Energy Corp. ............ 55,344
145,128 Enbridge, Inc. ................. 6,572,447
79,829 ENEOS Holdings, Inc. .......... 418,993
86,100 Eni SpA ..................... 1,469,499
1,171 EOG Resources, Inc. ............ 140,543
64,600 Equinor ASA .................. 1,659,418
683,705 Exxon Mobil Corp. ............. 76,328,826
3,325,000 Idemitsu Kosan Co. Ltd. ......... 21,375,149
23,150 Imperial Oil Ltd. ............... 1,930,225
3,983,096 Kinder Morgan, Inc. ............ 111,765,674
526 Marathon Petroleum Corp. ....... 89,520
540,703 OMV AG .................... 27,537,144
18,700 Pembina Pipeline Corp. .......... 695,042
758 Phillips 66 .................... 93,674
475,200 Shell Plc ..................... 17,075,421
84,700 Suncor Energy, Inc. ............. 3,340,686
683,391 TC Energy Corp. .............. 32,630,737
1,363,606 Tenaris SA .................... 23,815,625
155,189 TotalEnergies SE ............... 9,228,392
388 Valero Energy Corp. ............ 53,276
1,448 Williams Cos, Inc. (The) ......... 86,808
145,635 Woodside Energy Group Ltd. ...... 2,464,492
625,519,506
Financial Services — 5 .2%
908,169 3i Group Plc .................. 49,624,325
46,087 Adyen NV (a) (b) (c) ............. 79,046,214
823 American Express Co. ........... 246,332
189 Ameriprise Financial, Inc. ........ 97,938
Shares Value
Financial Services (continued)
882 Bank of New York Mellon Corp. (The) $ 89,479
227,316 Berkshire Hathaway, Inc. - Class B (a) 107,265,874
446,881 Blackstone, Inc. ................ 77,292,538
782,871 Block, Inc. (a) ................. 60,484,613
609 Capital One Financial Corp. ...... 130,935
544,299 CME Group, Inc. .............. 151,467,526
159,100 Deutsche Bank AG ............. 5,240,203
16,459 Deutsche Boerse AG ............ 4,763,027
847 Fiserv, Inc. (a) ................. 117,682
576 Goldman Sachs Group, Inc. (The) .. 416,788
466,173 IGM Financial, Inc. ............. 15,435,925
340,044 Intercontinental Exchange, Inc. .... 62,850,332
3,732 Invesco Ltd. .................. 78,409
366,500 Investor AB - Class B ............ 10,620,994
632,972 KKR & Co., Inc. ............... 92,781,036
416,794 Mastercard, Inc. - Class A ........ 236,101,297
865,659 Morgan Stanley ................ 123,321,781
784 Northern Trust Corp. ........... 101,920
258,957 ORIX Corp. .................. 5,816,963
766 Raymond James Financial, Inc. .... 128,022
644 State Street Corp. .............. 71,967
1,309 Synchrony Financial ............ 91,198
665,066 Visa, Inc. - Class A ............. 229,760,351
1,313,443,669
Health Care — 7 .5%
763,986 Abbott Laboratories ............. 96,407,393
633,789 AbbVie, Inc. .................. 119,798,797
575,442 Agilent Technologies, Inc. ........ 66,066,496
731 Amgen, Inc. .................. 215,718
1,114,947 AstraZeneca Plc ................ 162,661,480
1,414 Bio-Techne Corp. .............. 77,388
2,387 Bristol-Myers Squibb Co. ......... 103,381
674 Cardinal Health, Inc. ............ 104,618
574,888 Cencora, Inc. ................. 164,463,959
310 Charles River Laboratories
International, Inc. (a) ........ 52,588
200,405 Chugai Pharmaceutical Co. Ltd. .... 9,606,804
438 Cigna Group (The) ............. 117,112
1,908 CVS Health Corp. .............. 118,487
185,667 Daiichi Sankyo Co. Ltd. ......... 4,554,770
612,741 Danaher Corp. ................ 120,808,016
459 DaVita, Inc. (a) ................ 64,430
619,616 Dexcom, Inc. (a) ............... 50,046,384
2,437,573 Dr Reddy's Laboratories Ltd. ...... 35,168,584
725 Edwards Lifesciences Corp. (a) ..... 57,500
91,687 Elevance Health, Inc. ............ 25,954,756
188,266 Eli Lilly & Co. ................ 139,330,019
395,598 Galderma Group AG ............ 60,968,827
1,826 Gilead Sciences, Inc. ............ 205,042
365,775 GSK Plc ..................... 6,728,065
5,612,029 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 23,963,604

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Health Care (continued)
237 HCA Healthcare, Inc. ........... $ 83,896
41,869 Hoya Corp. ................... 5,282,310
301,264 Intuitive Surgical, Inc. (a) ......... 144,935,098
282,652 iRhythm Technologies, Inc. (a) ..... 39,622,157
408,943 Johnson & Johnson ............. 67,369,270
156,734 Lonza Group AG ............... 109,238,743
202 McKesson Corp. ............... 140,095
1,114,011 Medtronic Plc ................. 100,528,353
941,375 Merck & Co., Inc. .............. 73,540,215
140 Mettler-Toledo International, Inc. (a) 172,715
607,348 Novartis AG .................. 69,169,090
306,414 Olympus Corp. ................ 3,660,745
47,282 Ono Pharmaceutical Co. Ltd. ...... 528,744
79,581 Otsuka Holdings Co. Ltd. ........ 3,788,828
103,636 Pro Medicus Ltd. ............... 21,282,129
160 Regeneron Pharmaceuticals, Inc. ... 87,274
50,437 Repligen Corp. (a) .............. 5,904,660
254,415 Roche Holding AG ............. 79,396,060
12,550 Roche Holding AG ............. 4,170,808
84,959 Sanofi SA .................... 7,626,833
201,337 Shionogi & Co. Ltd. ............ 3,367,224
403 Stryker Corp. ................. 158,270
100,200 Takeda Pharmaceutical Co. Ltd. .... 2,752,473
428 Teleflex, Inc. .................. 51,146
383,157 Terumo Corp. ................. 6,497,296
459 Thermo Fisher Scientific, Inc. ...... 214,665
194,180 UnitedHealth Group, Inc. ........ 48,459,561
310 Universal Health Services, Inc. - Class
B ....................... 51,600
371 Waters Corp. (a) ................ 107,130
686 Zoetis, Inc. ................... 100,012
1,885,931,618
Industrials — 12 .2%
657 3M Co. ...................... 98,038
655 A.O. Smith Corp. .............. 46,367
73,500 ABB Ltd. .................... 4,799,412
1,300,730 Aena SME SA (b) (c) ............. 35,026,230
474,160 Airtac International Group ........ 13,485,833
704 Allegion Plc ................... 116,808
3,773,999 Amada Co. Ltd. ................ 42,555,343
5,901 American Airlines Group, Inc. (a) ... 67,802
367,405 AMETEK, Inc. ................ 67,914,814
51,100 Ashtead Group Plc ............. 3,414,061
58,800 Assa Abloy AB - Class B .......... 1,945,707
328,059 Atlas Copco AB - Class A ......... 4,995,809
289,800 Atlas Copco AB - Class B ......... 3,921,910
130,172 Automatic Data Processing, Inc. .... 40,288,234
123,540 Axon Enterprise, Inc. (a) .......... 93,333,235
142,200 BAE Systems Plc ............... 3,392,983
524,397 Boeing Co. (The) (a) ............. 116,332,230
379 Booz Allen Hamilton Holding Corp. 40,678
634,805 Bouygues SA .................. 26,139,090
Shares Value
Industrials (continued)
4,558,428 Brambles Ltd. ................. $ 69,741,443
175 Broadridge Financial Solutions, Inc. . 43,314
223,784 Builders FirstSource, Inc. (a) ....... 28,449,660
42,800 Canadian National Railway Co. .... 3,996,438
85,472 Carlisle Cos., Inc. .............. 30,317,773
806 Caterpillar, Inc. ................ 353,044
1,605,415 Central Japan Railway Co. ........ 37,425,729
16,336,399 Centre Testing International Group
Co. Ltd. - A Shares ......... 27,475,472
655 CH Robinson Worldwide, Inc. ..... 75,535
934,885 Cie de Saint-Gobain SA .......... 107,247,346
330 Cintas Corp. .................. 73,442
3,815 CSX Corp. ................... 135,585
2,894 Daikin Industries Ltd. ........... 355,834
156,516 Deere & Co. .................. 82,072,295
1,489,198 Deutsche Post AG .............. 66,724,621
199,469 East Japan Railway Co. .......... 4,275,455
299,260 Eaton Corp. Plc ................ 115,131,307
109,545 Experian Plc .................. 5,772,008
280,932 FANUC Corp. ................ 7,820,293
1,658 Fastenal Co. .................. 76,484
446 FedEx Corp. .................. 99,677
31,900 Ferrovial SE ................... 1,635,289
5,563 Fuji Electric Co. Ltd. ............ 276,582
105,278 GE Vernova, Inc. ............... 69,514,011
403 General Dynamics Corp. ......... 125,579
963,250 Hitachi Construction Machinery Co.
Ltd. ..................... 27,897,655
730,471 Hitachi Ltd. .................. 22,352,890
102,125 HOCHTIEF AG .............. 22,252,382
367,924 Honeywell International, Inc. ...... 81,807,901
674,037 Howmet Aerospace, Inc. ......... 121,171,631
246 Huntington Ingalls Industries, Inc. .. 68,600
297,188 ITOCHU Corp. ............... 15,588,288
1,119,092 Komatsu Ltd. ................. 36,054,795
473,608 Kone Oyj - Class B ............. 29,083,548
561,704 L3Harris Technologies, Inc. ....... 154,367,493
31,000 Legrand SA ................... 4,578,913
441 Leidos Holdings, Inc. ............ 70,406
220,534 LG Corp. .................... 12,520,764
330 Lockheed Martin Corp. .......... 138,923
13,456 Makita Corp. ................. 416,573
177,248 Mitsubishi Corp. ............... 3,495,932
370,992 Mitsubishi Electric Corp. ......... 8,344,443
206,002 Mitsubishi Heavy Industries Ltd. ... 4,918,586
188,298 Mitsui & Co. Ltd. .............. 3,833,115
192 Nordson Corp. ................ 41,128
85,950 Northrop Grumman Corp. ....... 49,559,630
655 Old Dominion Freight Line, Inc. ... 97,759
971 PACCAR, Inc. ................ 95,896
227 Parker-Hannifin Corp. ........... 166,141
435 Paychex, Inc. .................. 62,784
771,860 Pentair Plc .................... 78,884,092

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Industrials (continued)
237,762 Quanta Services, Inc. ............ $ 96,562,281
310,388 Recruit Holdings Co. Ltd. ........ 18,415,682
669,797 RELX Plc .................... 34,803,381
700 Republic Services, Inc. ........... 161,455
40,810 Rheinmetall AG ............... 80,783,328
1,078 Rollins, Inc. .................. 61,737
9,400,479 Rolls-Royce Holdings Plc ......... 133,420,817
181,123 Sandvik AB ................... 4,419,342
986,249 Sanwa Holdings Corp. ........... 26,906,673
5,125 Schindler Holding AG ........... 1,797,489
89,438 Schindler Holding AG - Participation
Certificates ............... 32,343,995
16,712 Schneider Electric SE ............ 4,324,956
105,656 Secom Co. Ltd. ................ 3,794,450
58,482 SG Holdings Co. Ltd. ........... 648,823
252,202 SGS SA ...................... 25,627,104
1,281,900 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. 11,214,394
419,299 Siemens AG .................. 106,796,868
631,667 Siemens Energy AG (a) ........... 73,133,631
4,306,165 Singapore Airlines Ltd. .......... 22,491,822
8,613 SMC Corp. ................... 2,997,096
249,100 Techtronic Industries Co. Ltd. ..... 2,978,651
659,793 Tetra Tech, Inc. ................ 24,240,795
5,350 Thales SA .................... 1,439,118
30,850 Thomson Reuters Corp. .......... 6,191,374
2,374,966 Toyota Tsusho Corp. ............ 54,430,275
526 Trane Technologies Plc ........... 230,430
405,696 Union Pacific Corp. ............. 90,052,341
1,078 United Parcel Service, Inc. - Class B . 92,880
105,314 United Rentals, Inc. ............. 92,985,943
615,455 Valmet Oyj ................... 22,206,739
426 Verisk Analytics, Inc. ............ 118,730
43,200 Vinci SA ..................... 6,000,864
199,410 Voltronic Power Technology Corp. .. 7,832,739
54,500 Volvo AB - Class A ............. 1,562,517
144,900 Volvo AB - Class B ............. 4,161,500
357,094 Waste Management, Inc. ......... 81,831,661
1,807,379 WEG SA ..................... 11,942,571
1,234,603 West Japan Railway Co. .......... 27,030,695
689,629 Westinghouse Air Brake Technologies
Corp. ................... 132,443,249
164,680 Wolters Kluwer NV ............. 25,650,393
84 WW Grainger, Inc. ............. 87,321
3,069,215,178
Information Technology — 26 .8%
950 Accenture Plc - Class A .......... 253,745
691 Adobe, Inc. (a) ................. 247,164
3,545,870 Advantech Co. Ltd. ............. 39,443,711
80,356 Advantest Corp. ............... 5,343,605
830 Analog Devices, Inc. ............ 186,443
3,664,385 Apple, Inc. ................... 760,616,394
Shares Value
Information Technology (continued)
1,204 Applied Materials, Inc. ........... $ 216,792
1,782 Arista Networks, Inc. (a) .......... 219,578
147,937 ASML Holding NV ............. 102,531,237
41,874 ASML Holding NV - New York .... 29,090,287
247,445 Atlassian Corp. - Class A (a) ....... 47,455,002
347 Autodesk, Inc. (a) ............... 105,179
5,564,280 Bajaj Finance Ltd. .............. 55,683,803
2,252,836 Broadcom, Inc. ................ 661,657,933
257,280 Cadence Design Systems, Inc. (a) ... 93,796,570
188,305 Canon, Inc. ................... 5,348,360
35,601 Capgemini SE ................. 5,300,151
264 CDW Corp. .................. 46,036
236,034 CGI, Inc. .................... 22,755,068
25,423 Check Point Software Technologies
Ltd. (a) ................... 4,733,763
4,919 Cisco Systems, Inc. ............. 334,886
249,288 Cloudflare, Inc. - Class A (a) ....... 51,772,132
2,599 Constellation Software, Inc. ....... 8,966,475
131,301 Crowdstrike Holdings, Inc. - Class
A (a) .................... 59,685,496
69,164 EPAM Systems, Inc. (a) .......... 10,907,854
270 F5, Inc. (a) .................... 84,623
64 Fair Isaac Corp. (a) .............. 91,950
853,075 Fortinet, Inc. (a) ................ 85,222,192
1,720,361 Fujitsu Ltd. ................... 37,476,201
156 Gartner, Inc. (a) ................ 52,829
122,917 Hexagon AB - Class B ........... 1,350,622
507,064 International Business Machines Corp. 128,363,252
408 Intuit, Inc. ................... 320,333
766 Jabil, Inc. .................... 170,948
177,191 Keyence Corp. ................. 64,095,559
126,206 KLA Corp. ................... 110,938,860
2,351 Lam Research Corp. ............ 222,969
2,503,925 Microsoft Corp. ............... 1,335,843,988
263,536 Motorola Solutions, Inc. ......... 115,687,033
199,522 Murata Manufacturing Co. Ltd. .... 2,969,702
25,934 NEC Corp. ................... 744,718
629 NetApp, Inc. .................. 65,498
690,700 Nokia Oyj .................... 2,814,843
1,175,743 Nomura Research Institute Ltd. .... 46,524,680
8,495,747 NVIDIA Corp. ................ 1,511,138,519
350 NXP Semiconductors NV ........ 74,820
100,144 Obic Co. Ltd. ................. 3,565,385
1,004,871 Oracle Corp. .................. 255,006,114
553 Qorvo, Inc. (a) ................. 46,231
554,523 QUALCOMM, Inc. ............ 81,381,795
129 Roper Technologies, Inc. ......... 71,002
1,350 Salesforce, Inc. ................. 348,746
1,151,631 Samsara, Inc. - Class A (a) ......... 43,796,527
3,383,676 Samsung Electronics Co. Ltd. ..... 172,445,576
96,400 SAP SE ...................... 27,566,139
722 Seagate Technology Holdings Plc ... 113,361
196,160 ServiceNow, Inc. (a) ............. 185,002,419

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Information Technology (continued)
16,237 Shimadzu Corp. ............... $ 359,433
447,157 Shopify, Inc. - Class A (a) ......... 54,647,057
629 Skyworks Solutions, Inc. ......... 43,112
313,945 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 75,855,391
5,060,513 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 194,826,145
829,055 Tata Consultancy Services Ltd. ..... 28,591,162
483,606 TE Connectivity Plc ............ 99,501,934
3,758,880 Telefonaktiebolaget LM Ericsson -
Class B .................. 27,302,950
443,256 Texas Instruments, Inc. .......... 80,255,931
53,208 Tokyo Electron Ltd. ............. 8,458,946
151 Tyler Technologies, Inc. (a) ........ 88,269
421 Zebra Technologies Corp. - Class A (a) 142,727
6,750,368,155
Insurance — 2 .9%
1,105 Aflac, Inc. .................... 109,793
436,590 Ageas SA ..................... 29,684,761
5,791,366 AIA Group Ltd. ................ 53,999,694
259,962 Allianz SE .................... 102,731,277
405 Aon Plc - Class A ............... 144,062
306,370 Arthur J Gallagher & Co. ........ 88,004,782
624 Assurant, Inc. ................. 116,875
129,500 AXA SA ..................... 6,289,712
552 Chubb Ltd. ................... 146,854
684,299 Dai-ichi Life Holdings, Inc. ....... 5,414,299
22,282 Fairfax Financial Holdings Ltd. .... 39,410,966
135,000 Generali ..................... 5,036,286
399 Globe Life, Inc. ................ 56,047
768,804 Great-West Lifeco, Inc. .......... 28,868,990
6,075 Hannover Rueck SE ............ 1,842,812
566 Hartford Insurance Group, Inc. (The) 70,405
5,450 Intact Financial Corp. ........... 1,126,501
216,562 Japan Post Holdings Co. Ltd. ...... 2,005,509
673 Loews Corp. .................. 60,933
191,200 Manulife Financial Corp. ......... 5,915,664
7,169,775 Mapfre SA .................... 29,199,498
589 Marsh & McLennan Cos, Inc. ..... 117,329
1,324,240 MetLife, Inc. .................. 100,576,028
144,324 MS&AD Insurance Group Holdings,
Inc. ..................... 3,083,638
12,400 Muenchener Rueckversicherungs-
Gesellschaft AG ............ 8,117,921
2,951,738 Poste Italiane SpA (b) (c) .......... 63,772,077
695 Principal Financial Group, Inc. ..... 54,092
538,570 Prudential Financial, Inc. ......... 55,785,081
70,500 Sampo Oyj - Class A ............ 756,725
170,954 Sompo Holdings, Inc. ........... 5,040,930
80,900 Sun Life Financial, Inc. .......... 4,932,471
0 Suncorp Group Ltd. ............ 0
25,800 Swiss Re AG .................. 4,618,236
Shares Value
Insurance (continued)
263,125 Tokio Marine Holdings, Inc. ...... $ 10,565,238
276 Travelers Cos, Inc. (The) ......... 71,826
1,962,597 Unipol Assicurazioni SpA ......... 39,365,212
976 W R Berkley Corp. ............. 67,159
58,329 Zurich Insurance Group AG ...... 39,786,600
736,946,283
Materials — 2 .4%
28,800 Agnico Eagle Mines Ltd. ......... 3,575,266
50,067 Air Liquide SA ................ 9,850,010
56,500 Barrick Mining Corp. ........... 1,192,714
2,488,636 BHP Group Ltd. ............... 62,851,093
629 Celanese Corp. ................ 32,853
2,145,183 Corteva, Inc. .................. 154,732,050
928,455 CRH Plc ..................... 88,621,030
69,500 CRH Plc ..................... 6,586,608
562 Eastman Chemical Co. .......... 40,807
660 Ecolab, Inc. ................... 172,762
1,662,184 Fortescue Ltd. ................. 18,806,385
12,800 Franco-Nevada Corp. ........... 2,038,984
674 Givaudan SA .................. 2,817,556
567,210 Heidelberg Materials AG ......... 130,852,373
282,536 Holcim AG ................... 22,532,228
1,756,575 International Paper Co. .......... 82,102,315
48,334 JFE Holdings, Inc. .............. 559,373
770 Linde Plc .................... 354,400
553 LyondellBasell Industries NV - Class A 32,035
23,500 Novonesis Novozymes B - Class B .. 1,520,393
357 Nucor Corp. .................. 51,076
172 Reliance, Inc. ................. 49,902
36,500 Rio Tinto Ltd. ................. 2,595,806
99,540 Rio Tinto Plc .................. 5,928,547
382,195 Shin-Etsu Chemical Co. Ltd. ...... 10,998,394
426 Steel Dynamics, Inc. ............ 54,341
608,949,301
Real Estate — 1 .4%
699,358 American Tower Corp. REIT ...... 145,739,214
829 BXP, Inc. REIT ................ 54,241
1,586 Camden Property Trust REIT ..... 173,191
15,780,105 CapitaLand Integrated Commercial
Trust REIT ............... 26,644,119
606 CoStar Group, Inc. (a) ........... 57,685
1,511 Crown Castle, Inc. REIT ......... 158,791
989,268 Daiwa House Industry Co. Ltd. .... 32,706,120
661 Digital Realty Trust, Inc. REIT .... 116,627
60 Equinix, Inc. REIT ............. 47,110
2,498 Host Hotels & Resorts, Inc. REIT .. 39,269
1,025 Mid-America Apartment
Communities, Inc. REIT ..... 145,991
141,786 Mitsubishi Estate Co. Ltd. ........ 2,654,578
311,939 Mitsui Fudosan Co. Ltd. ......... 2,788,204
601 Nippon Building Fund, Inc. REIT .. 551,314
355 SBA Communications Corp. REIT . 79,776

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Real Estate (continued)
660,257 Simon Property Group, Inc. REIT .. $ 108,143,494
3,789,072 Sun Hung Kai Properties Ltd. ..... 45,004,605
1,568 UDR, Inc. REIT ............... 61,607
1,650 Weyerhaeuser Co. REIT ......... 41,332
365,207,268
Utilities — 2 .4%
2,499 Alliant Energy Corp. ............ 162,460
1,306,275 American Electric Power Co., Inc. .. 147,791,953
650,600 CLP Holdings Ltd. ............. 5,647,064
816,379 Duke Energy Corp. ............. 99,304,342
136,100 Endesa SA .................... 3,944,215
586,000 Enel SpA ..................... 5,167,520
79,200 Engie SA ..................... 1,780,276
2,372,567 Iberdrola SA .................. 41,701,045
241,600 National Grid Plc .............. 3,394,984
61,500 Naturgy Energy Group SA ........ 1,928,822
3,031,703 NextEra Energy, Inc. ............ 215,432,815
1,581 Pinnacle West Capital Corp. ...... 143,270
2,178 Public Service Enterprise Group, Inc. 195,563
1,301 Southern Co. (The) ............. 122,918
20,900 Verbund AG .................. 1,556,205
603,562 WEC Energy Group, Inc. ........ 65,836,543
594,109,995
Total Common Stocks
(Cost $15,153,648,628)
24,746,099,113
RIGHTS/WARRANTS — 0.0%
Information Technology — 0 .0%
489 Constellation Software, Inc. Warrants ,
Expire 03/31/40 (a) (d) (e) ..... 0
Total Rights/Warrants
(Cost $0)
0
EXCHANGE-TRADED FUNDS
(f)
— 0.6%
3,917,754 KraneShares CSI China Internet ETF 138,845,202
Total Exchange-Traded Funds
(Cost $130,324,658)
138,845,202
Shares Value
INVESTMENT COMPANY — 1.4%
348,976,128 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 4 .19% (g) $ 348,976,128
Total Investment Company
(Cost $348,976,128)
348,976,128
TOTAL INVESTMENTS — 100.1%
(Cost $15,632,949,414)
$ 25,233,920,443
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(18,332,061)
NET ASSETS — 100.0%
$ 25,215,588,382
(a) Non-income producing security.
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) A copy of the underlying funds’ financial statements is available upon request.
(g) The rate shown represents the current yield as of July 31, 2025.

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Forward Foreign Currency Exchange Contracts Outstanding at July 31, 2025 :
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Appreciation
/(Depreciation)
CAD 13,625,000 USD 9,560,766 Barclays Bank Plc 09/08/25 $ 291,612
GBP 12,448,133 USD 16,006,832 Barclays Bank Plc 09/08/25 439,128
EUR 13,987,970 USD 15,186,671 Barclays Bank Plc 09/08/25 818,243
1,548,983
JPY 7,749,300,000 USD 53,229,572 Barclays Bank Plc 09/08/25 (1,615,165)
Total Forward Foreign Currency Exchange Contracts $ (66,182)
ADR — American Depositary Receipt
CAD — Canadian Dollar
CSI — China Securities Index
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
REIT — Real Estate Investment Trust
USD — U.S. Dollar
Portfolio Diversification by Country (Unaudited)
Country: Market Value
Market Value as
a percentage of
Net Assets
United States ................. $ 16,221,405,391 64 .4%
Japan ...................... 1,229,526,281 5 .0
Germany .................... 976,244,389 3 .9
United Kingdom .............. 969,242,422 3 .8
Switzerland .................. 531,134,155 2 .1
Canada ..................... 491,422,416 1 .9
India ....................... 484,670,978 1 .9
Netherlands .................. 448,825,990 1 .8
Taiwan ..................... 401,254,635 1 .6
France ...................... 385,565,323 1 .5
Australia .................... 339,272,756 1 .3
Ireland ..................... 321,534,585 1 .3
China ...................... 321,138,296 1 .3
Sweden ..................... 206,321,052 0 .8
South Korea ................. 184,966,340 0 .7
Spain ...................... 174,014,518 0 .7
Italy ....................... 161,345,654 0 .6
Singapore ................... 114,431,686 0 .5
Hong Kong .................. 107,630,014 0 .4
Brazil ...................... 101,771,414 0 .4
Uruguay .................... 92,019,098 0 .4
South Africa ................. 61,812,674 0 .2
Norway ..................... 61,635,816 0 .2
Finland ..................... 58,597,353 0 .2
Mexico ..................... 51,407,115 0 .2
Country: Market Value
Market Value as
a percentage of
Net Assets
Indonesia ................... $ 43,488,266 0 .2%
Denmark ................... 39,934,359 0 .2
Chile ...................... 34,230,762 0 .1
Belgium .................... 33,988,801 0 .1
Austria ..................... 29,093,349 0 .1
Luxembourg ................. 23,815,625 0 .1
Portugal .................... 21,914,359 0 .1
Malaysia .................... 17,709,478 0 .1
Israel ....................... 4,733,763 0 .0 *
Other
**
..................... 469,489,269 1 .9
$ 25,215,588,382 100 .0%
* Represents less than 0.05% of net assets.
** Includes cash and equivalents, rights/warrants, exchange-traded funds, U.S. Government Securities, investment company, forward foreign currency exchange contracts, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.